Borrowings and Debt Securities	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings and Debt Securities
23.	Borrowings and Debt Securities

(1)	Borrowings and debt securities as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Current liabilities
Short-term borrowings	￦	8,820,425	10,667,335
Current portion of long-term borrowings		3,638,202	5,780,638
Current portion of debt securities		10,205,395	24,681,439
Less: Current portion of discount on long-term borrowings		(774)	(1,152)
Less: Current portion of discount on debt securities		(4,246)	(7,176)
Add: C urrent portion of premium on debt securities		—	263

		22,659,002	41,121,347

Non-current liabilities
Long-term borrowings		2,977,268	3,407,514
Debt securities		95,160,920	89,293,561
Less: Discount on long-term borrowings		(14,945)	(14,683)
Less: Discount on debt securities		(177,543)	(175,909)
Add: Premium on debt securities		663	—

		97,946,363	92,510,483

	￦	120,605,365	133,631,830

(2)	Repayment schedule of borrowings and debt securities as of December 31, 2022 and 2023 are as follows:

2022
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	12,458,627	10,205,395
1~ 5 years		1,472,655	65,278,587
Over 5 years		1,504,613	29,882,333

	￦	15,435,895	105,366,315

2023
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	16,447,973	24,681,439
1~ 5 years		1,649,696	64,342,617
Over 5 years		1,757,818	24,950,944

	￦	19,855,487	113,975,000

(3)	Short-term borrowings as of December 31, 2022 and 2023 are as follows:

2022
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of USD
Local short-term borrowings	DB Financial Investment and others	3.21~5.80	2023.01.02 ~2023.12.31	—	￦	5,549,120
Local short-term borrowings	Nonghyup Bank and others	3M CD+1.11~1.70	2023.05.25 ~2023.11.24	—		3,000,000
Local short-term borrowings	Shinhan Bank	6M Bank debenture rate+1.77	2023.11.17	—		50,000
Local short-term borrowings	Korea Development Bank	4.15	2023.01.06	—		3,400
Foreign short-term borrowings	Shinhan Bank	5.19	2023.02.28	USD 12,045		15,264
Foreign short-term borrowings	Shinhan Bank	SOFR(1M)+0.65	2023.02.27	USD 40,000		50,692
Foreign short-term borrowings	Kookmin Bank and others	3.32~5.88	2023.01.09 ~2023.06.12	USD 91,796		116,333
Local bank overdraft	Woori Bank and others	Standard overdraft rate+1.32 4.83	2023.01.06 ~2023.02.24	—		35,616

					￦	8,820,425

2023
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of USD
Local short-term borrowings	DB Financial Investment and others	4.00~4.84	2024.01.05 ~2024.12.31	—	￦	6,180,339
Local short-term borrowings	Nonghyup Bank and others	3M CD +0.98 ~1.12	2024.05.26 ~2024.11.20	—		4,300,000
Local short-term borrowings	Korea Development Bank	Standard overdraft rate+1.06	2024.02.24	—		30,000
Local short-term borrowings	Export-Import Bank of Korea	3M Bank debenture rate+0.34	2024.12.27	—		50,000
Foreign short-term borrowings	Export-Import Bank of Korea	5.49	2024.09.27	USD 40,000		51,576
Foreign short-term borrowings	Kookmin Bank	SOFR(1M)+0.95	2024.02.16	USD 40,000		51,576
Local bank overdraft	Woori Bank and others	Standard overdraft rate+1.37 4.63~5.34	2024.01.05 ~2024.02.23	—		3,844

					￦	10,667,335

(4)	Long-term borrowings as of December 31, 2022 and 2023 are as follows:

2022
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2023~2044	—	￦	2,133
	Facility	2.50 ~ 4.60	2023~2028	—		28,420
	Facility	CB rate+0.90	2029	—		9,985
	Operating funds	1yr KDB rate +0.81~0.91	2023~2024	—		54,300
Hana Bank and others	Commercial Paper	3M CD+0.13~1.20	2023~2027	—		3,250,000
	Facility	4.60	2028	—		8,137
	Facility	3yr KTB rate-1.50	2028	—		3,821
Export-Import Bank of Korea	Project loans	1.50	2026	—		10,312
	Facility	1.32	2028	—		58,100
	Operating funds	1.78	2023	—		15,700
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25 1.50~1.75	2023~2028	—		11,175
	Facility	3yr KTB rate-2.50	2023~2024	—		393
	Project loans	—	2023~2027	—		1,197
Shinhan Bank and others	Facility	CB rate+0.90~1.10	2028~2029	—		19,195
	Commercial Paper	3M CD+0.38	2025	—		150,000
	Others	3.95	2034	—		78,905
	Others	Standard overdraft rate+1.00	2034	—		78,905
Kookmin Bank	Facility	MOR+0.79 3M CD+1.79 5.04	2023~2035	—		105,155
	Others	4.00	2025	—		20,700
Woori Bank	Facility	3M Libor +1.90 5.04	2035~2042	—		48,823

2022
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Others	Facility	3.50~6.80	2028~2044	—	￦	690,259
	Facility	CB rate+1.10 1.75~4.56	2024~2036	—		103,131
	PF Refinancing	CB rate+1.25	2030	—		7,634
	PF Refinancing	4.10	2030	—		21,206
	Securitized debts (*)	3M CD+1.80	2025	—		33,476
	Others	4.40~7.90	2023~2039	—		120,217
	Others	1.80~4.50	2031~2034	—		49,929

					￦	4,981,208

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744		11,081
Export-Import Bank of Korea and others	Direct Loan and others	6M Libor+3.20	2036	USD 78,094		98,969
	Direct Loan and others	3M Libor+2.25~3.70	2027	JOD 91,051		162,692
	Facility	6M Libor+1.70~2.50 SOFR(1M) +1.83	2029~2032	USD 132,168		167,496
Kookmin Bank and others	EBL	SOFR(1M)+0.11~0.75	2024	USD 149,592		189,578
Riyad Bank	EBL	SOFR(3M)+1.20	2025	USD 49,870		63,201
POSCO and others	Shareholder’s loan	8.00	2025	USD 10,005		12,680
	Shareholder’s loan	8.00	2031	JOD 4,853		8,671
Samsung Life Insurance and others	Syndicated Loan	3.10~8.00	2032	JPY 4,752,934		45,304
Woori Bank and others	Syndicated Loan	JPY 6M Libor+1.84	2032	JPY 2,613,385		24,910
Solar Construction Lendings, LLC	Facility	5.00	2025	USD 31,140		39,464
KiwoomSolar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 40,531		54,765
IFC and others	Facility	6M Libor+5.00 SOFR(3M)+1.83~1.99 5.41 ~6.19	2028~2031	USD 408,408		517,575
Hanwha US Solar Private Fund and others	Facility	3.00	2038	USD 58,308		73,894
DBS Bank and others	Facility	1M BBSY+1.40~2.25	2025	AUD 190,860		163,836
Others	Others	—	—	USD 116		146

						1,634,262

						6,615,470
Less: Discount on long-term borrowings						(15,719)
Less: Current portion of long-term borrowings						(3,638,202)
Add: Current portion of discount on long-term borrowings						774

					￦	2,962,323

(*)	The main reasons for early repayment of securitized debts as of December 31, 2022 are as follows:

Type	Details
Non-payment of proceeds	Where the consignor fails to pay the principal to the trustee
Guarantees for supplemental funding	Where the consignor fails to fulfill guarantees for supplemental funding
Additional trust obligation	Where the consignor fails to fulfill the additional trust obligation
Event of default	In case the event of default occurs under the ABL loan agreement
The
C
ompany
is responsible for collateral obligations (fund supplementation) and liability guarantees for entrusted assets.

2023
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won
Local long-term borrowings
Korea Development Bank	Others	0.50	2024~2044	—	￦	1,758
	Facility	2.60~4.94	2025~2042	—		53,052
	Facility	CB rate+0.90	2029	—		9,985
	Operating funds	1yr KDB rate+0.91	2024	—		40,000
Hana Bank and others	Commercial Paper	3M CD+0.13~1.20	2024~2028	—		5,350,000
	Facility	4.60	2028	—		6,558
	Facility	3yr KTB rate-2.50	2028	—		3,156
Export-Import Bank of Korea	Project loans	1.00	2026	—		7,365
	Facility	1.32	2028	—		80,000
	Operating funds	3M Bank debenture rate +0.66	2026	—		40,000
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25 2.25	2024~2028	—		9,176
	Facility	3yr KTB rate-1.50	2024	—		163
	Project loans	—	2033	—		1,197
Shinhan Bank and others	Facility	CB rate+0.90~1.10	2028~2029	—		16,825
	Operating funds	6M Bank debenture rate+0.93	2025	—		20,000
	Commercial Paper	3M CD+0.38	2025	—		150,000
	Others	3.95	2034	—		73,425
	Others	Standard overdraft rate+1.00	2034	—		73,425
Kookmin Bank	Facility	1yr B ank debenture rate +0.78 3M CD+1.79~2.10 5.04	2025~2037	—		186,032
Woori Bank	Facility	Standard overdraft rate+1.00 3M CD+1.90 5.04	2034~2042	—		101,172
IBK	Facility	4.00~5.80	2042~2044	—		30,690
Nonghyup Bank	Facility	3M CD+2.00~2.10	2030~2041	—		22,517
Others	Facility	3.50~6.80	2028~2042	—		735,722
	Facility	CB rate+1.10 3M CD+2.10 1.75~3.30	2024~2041	—		51,509
	PF Refinancing	CB rate+1.25	2030	—		6,680
	PF Refinancing	4.10	2030	—		18,556
	Securitized debts (*)	3M CD+1.80	2025	—		52,060
	Others	4.40~7.90	2025~2039	—		113,973
	Others	1.80~4.50	2031~2034	—		49,879

					￦	7,304,875

2023
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744	￦	11,274
Export-Import Bank of Korea and others	Direct Loan and others	6M Synthetic Libor+1.80~3.20	2036	USD 78,347		101,020
	Direct Loan and others	6M Synthetic Libor+2.25~3.70	2027	JOD 62,385		113,390
	Facility	6M Synthetic Libor+1.70~2.50 SOFR(1M)+ 1.83	2029 ~ 2031	USD 120,916		155,909
Korea Development Bank and others	EBL	SOFR(1M)+0.86	2025	USD 142,049		183,157
POSCO and others	Shareholder’s loan	5.60~8.00	2025	USD 10,770		13,887
	Shareholder’s loan	8.00	2031	JOD 5,419		9,850
Samsung Life Insurance and others	Syndicated Loan	3.10~8.00	2032	JPY 4,350,671		39,707
Woori Bank and others	Syndicated Loan	JPY 6M Tibor+1.84	2032	JPY 2,399,088		21,896
Solar Construction Lending, LLC	Facility	5.00	2025	USD 29,894		38,545
KiwoomSolar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 40,478		57,745
IFC and others	Facility	SOFR(3M)+1.99 SOFR(6M)+5.00 3M BSBY+ 1.70 6.05~6.62	2024~2031	USD 655,922		845,746
Hanwha US Solar Private Fund and others	Facility	6.00	2039	USD 60,674		78,233
DBS Bank and others	Facility	1M BBSY+1.40~2.25	2025	AUD 185,086		162,891
Nonghyup Bank and others	Facility	10.40	2039	USD 38,799		50,027

						1,883,277

						9,188,152
Less: D iscount on long-term borrowings						(15,835)
Less: C urrent portion of long-term borrowings						(5,780,638)
Add: C urrent portion of discount on long-term borrowings						1,152

					￦	3,392,831

(*)	The main reasons for early repayment of securitized debts as of December 31, 2023 are as follows:

Type	Details
Non-payment of proceeds	Where the consignor fails to pay the principal to the trustee
Guarantees for supplemental funding	Where the consignor fails to fulfill guarantees for supplemental funding
Additional trust obligation	Where the consignor fails to fulfill the additional trust obligation
Event of default	In case the event of default occurs under the ABL loan agreement
The Company is responsible for collateral obligations (fund supplementation) and liability guarantees for entrusted assets.

(5)	Local debt securities as of December 31, 2022 and 2023 are as follows:

	Issue date	Maturity	Interest rate (%)		2022	2023

	In millions of won
Electricity Bonds	2012.03.27~2023.09.11	2023.01.08~2052.04.21	1.43~5.99	￦	61,190,000	67,730,000
Corporate Bonds (*)	2009.10.16~2023.12.21	2024.01.12~2053.11.10	1.21~10.00		29,293,188	29,887,353
Corporate Bonds	2021.05.26~2023.12.28	2041.05.25~2043.09.15	2.00 ~3.78		11,578	41,578

					90,494,766	97,658,931
Less: Discount on local debt securities					(56,924)	(54,826)
Less: Current portion of local debt securities					(8,401,619)	(23,141,584)
Add: Current portion of discount on local debt securities					2,344	4,712

				￦	82,038,567	74,467,233

(*)
Among the corporate bonds, each holder of Hee Mang Sunlight Power Co., Ltd.’s private equity bonds, amounting to ￦1,584 million, may exercise the early redemption rights on the 5th year (March 31, 2021) from the date of issuance of the bonds and every year on March 31 thereafter, until the year before the redemption date.

(6)	Foreign debt securities as of December 31, 2022 and 2023 are as follows:

	2022
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~1996.12.06	2026.12.01~2096.04.01	6.00~7.95	USD 278,701	￦	353,198
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		398,841
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		363,614
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		126,730
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		380,190
FY-17	2017.07.25	2027.07.25	3.13	USD 300,000		380,190
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		54,048
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		54,527
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		268,208
FY-18	2018.06.07~2018.07.25	2023.06.07~2023.07.25	3.75~3.88	USD 1,400,000		1,774,220
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		274,574
FY-19	2019.06.24	2024.06.24	2.50	USD 500,000		633,650
FY-19	2019.07.19	2024.07.19~2027.07.19	0.00~0.05	CHF 300,000		411,861
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		257,523
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 360,899		457,368
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		380,190
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		633,650
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		633,650
FY-20	2020.08.03	2026.02.03	1.00	USD 300,000		380,190
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		570,285
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		633,650
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		380,190
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		380,190
FY-22	2022.04.21	2027.04.21	3.63	USD 300,000		380,190
FY-22	2022.05.06	2025.05.06	3.60	USD 500,000		633,650
FY-22	2022.06.14	2025.06.14~2027.06.14	3.63~4.00	USD 800,000		1,013,840
FY-22	2022.06.28	2025.06.28	4.13	USD 300,000		380,190
FY-22	2022.07.27	2027.07.27	4.25	USD 700,000		887,110
FY-22	2022.10.06	2026.04.06~2028.04.06	5.38~5.50	USD 800,000		1,013,840
FY-22	2022.10.06~2022.11.01	2032.10.06	5.16	HKD 2,350,000		381,992

						14,871,549
Less: Discount on foreign debt securities						(124,865)
Add: Premium on foreign debt securities						663
Less: Current portion of foreign debt securities						(1,803,776)
Add: Current portion of discount on foreign debt securities						1,902

					￦	12,945,473

	2023
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~1996.12.06	2026.12.01~2096.04.01	6.00~7.95	USD 278,701	￦	359,357
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		405,796
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		369,955
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		128,940
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		386,820
FY-17	2017.07.25	2027.07.25	3.13	USD 300,000		386,820
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		57,064
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		58,050
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		272,349
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		305,364
FY-19	2019.06.24	2024.06.24	2.50	USD 500,000		644,700
FY-19	2019.07.19	2024.07.19~2027.07.19	0.00~0.05	CHF 300,000		458,046
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		264,024
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 342,753		441,946
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		386,820
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		644,700
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		644,700
FY-20	2020.08.03	2026.02.03	1.00	USD 300,000		386,820
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		580,230
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		644,700
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		386,820
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		386,820
FY-22	2022.04.21	2027.04.21	3.63	USD 300,000		386,820
FY-22	2022.05.06	2025.05.06	3.60	USD 500,000		644,700
FY-22	2022.06.14	2025.06.14~2027.06.14	3.63~4.00	USD 800,000		1,031,520
FY-22	2022.06.28	2025.06.28	4.13	USD 300,000		386,820
FY-22	2022.07.27	2027.07.27	4.25	USD 700,000		902,580
FY-22	2022.10.06	2026.04.06~2028.04.06	5.38~5.50	USD 800,000		1,031,520
FY-22	2022.10.06~2022.11.01	2032.10.06	5.16	HKD 2,350,000		387,891
FY-23	2023.06.07	2030.06.07	4.51	HKD 1,037,000		171,167
FY-23	2023.07.12	2028.07.12	4.88	USD 350,000		451,290
FY-23	2023.07.18	2028.07.18	5.00	USD 500,000		644,700
FY-23	2023.07.31	2026.07.31	5.38	USD 1,000,000		1,289,400
FY-23	2023.09.21	2026.09.21	5.38	USD 300,000		386,820

						16,316,069
Less: D iscount on foreign debt securities						(128,259)
Add: Premium on foreign debt securities						263
Less: C urrent portion of foreign debt securities						(1,539,855)
Add: C urrent portion of discount on foreign debt securities						2,464
Less: C urrent portion of premium on foreign debt securities						(263)

					￦	14,650,419

(7)	Changes in borrowings and debt securities for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Beginning balance	￦	80,529,513	120,605,365
Cash flow		39,193,816	12,692,924
Effect of exchange rate fluctuations		906,877	335,353
Others		(24,841)	(1,812)

Ending balance	￦	120,605,365	133,631,830